Basis of Presentation (Tables)	6 Months Ended
Oct. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Subsidiaries Using Their Historical Names which are Wholly Owned and Subject to Control

Name of Subsidiary	% Equity Interest - October 31, 2025	% Equity Interest - April 30, 2025	Country of Incorporation	Functional Currency
MindWalk Biologics	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	0%	100%	Netherlands	Euro
MindWalk B.V.	100%	100%	Belgium	Euro
Idea Family B.V.	100%	100%	Belgium	Euro
BioKey B.V.	100%	100%	Belgium	Euro
BioClue B.V.	100%	100%	Belgium	Euro

Summary of Discontinued Operations

The following table summarizes the major classes of line items included in income from discontinued operations, net of tax, as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

		Three months ended October 31,		Six months ended October 31,
(in thousands, except share data)	2025 $	2024 $	2025 $	2024 $
REVENUE	141	3,446	4,621	6,236
COST OF SALES	84	1,378	2,060	2,822
GROSS PROFIT	56	2,068	2,560	3,414
EXPENSES
Research and development	5	150	120	303
Sales and marketing	4	181	121	360
General and administrative	30	419	808	1,228
Amortization of intangible assets	—	105	109	209
	39	855	1,158	2,100
Income before other income (expenses) and income taxes	18	1,213	1,403	1,314
OTHER INCOME (EXPENSES)
Accretion	—	(2)	—	(2)
Grant income	—	22	6	30
Interest, accretion and other income	—	3	—	3
Unrealized foreign exchange gain (loss)	2	(15)	1	(21)
	2	8	7	10
Income before income taxes	19	1,221	1,409	1,324
Income taxes	4	(227)	(256)	(117)
NET INCOME FROM DISCONTINUED OPERATIONS	24	994	1,154	1,207

The following table summarizes the major classes of line items included in the statement of financial position as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

(in thousands)
ASSETS
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expense	817

Deposit on equipment	486
Property and equipment	11,388
Intangible assets	1,067
Goodwill	8,289
Total assets	28,072
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429

Total liabilities	12,229

Net assets included in discontinued operations	15,843
Total liabilities and shareholders’ equity